Discontinued operations (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net cash flows used in investing activities from discontinued operations		$ (127)	$ (1,159)
Net cash flows used in/from financing activities from discontinued operations		(50)	3,257
Transaction cost payments	$ 97	(147)	56
Discontinued operations
Statement [line items]
Payments attributable to the spin-off of the Alcon business		(39)	(29)
Divested cash and cash equivalents			(628)
Cash flows attributable to the spin-off of the Alcon business		(39)	(657)
Other cash flows used in investing activities, net		$ (88)	(502)
Cash inflow from borrowings			3,500
Transaction cost payments			$ 200